Investor A, Institutional | BlackRock Russell 1000 Index Fund
Fund Overview Key Facts About BlackRock Russell 1000® Index Fund
Investment Objective
The investment objective of BlackRock Russell 1000® Index Fund (“Russell 1000 Index Fund” or the “Fund”), a series of BlackRock Funds III (the “Trust”), is to match the performance of the Russell 1000® Index (the “Russell 1000”), as closely as possible before the deduction of Fund expenses.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Russell 1000 Index Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, Institutional BlackRock Russell 1000 Index Fund		Investor A Shares	Institutional Shares
Management Fee	[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1][2][3]	0.44%	0.51%
Administration Fees	[1]	0.08%	0.08%
Miscellaneous Other Expenses	[1][2][3]	0.36%	0.43%
Acquired Fund Fees and Expenses	[1][3]	0.01%	0.01%
Total Annual Fund Operating Expenses	[1][3]	0.75%	0.57%
Fee Waivers and/or Expense Reimbursements	[1][4]	(0.26%)	(0.33%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][4]	0.49%	0.24%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and its share of the allocated expenses of Russell 1000® Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus on pages 30-34, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, and BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.48% for Investor A Shares and 0.23% for Institutional Shares, until May 1, 2014. The Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or of MIP, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio, as applicable.

Example:
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, Institutional BlackRock Russell 1000 Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	50	214	391	906
Institutional Shares	25	149	285	682

Portfolio Turnover:
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Russell 1000 Index Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 1000. The Fund will be substantially invested in equity securities in the Russell 1000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000. Equity securities include common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

The Fund will invest in the common stocks represented in the Russell 1000 in roughly the same proportions as their weightings in the Russell 1000. As of May 31, 2012, the companies in the Russell 1000 have a market capitalization ranging from $101 million to $540.27 billion. The Fund may also engage in futures transactions. At times, the Fund may not invest in all of the common stocks in the Russell 1000, or in the same weightings as in the Russell 1000. At those times, the Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks chosen are similar to the Russell 1000 as a whole. The Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Russell 1000 is concentrated.

The Fund is a “feeder” fund that invests all of its investable assets in the Master Portfolio, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Fund or the term “Fund” (as applicable) to include the Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Russell 1000 Index Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
  Concentration Risk — To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.
  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Futures Risk — The Fund’s use of futures may reduce the Fund’s returns. In these transactions, the Fund is subject to liquidity risk and correlation risk (i.e., that fluctuations in a future’s value may not correlate perfectly with the change in the market value of the instruments held by the Fund).
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Russell 1000 as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.
  Tracking Error Risk — The performance of the Fund may diverge from that of the Russell 1000.

Performance Information
The information shows you how the performance of Russell 1000 Index Fund has varied for the periods since inception and provides some indication of the risks of investing in the Fund. The bar chart shows the returns for Investor A Shares of the Fund for the one complete calendar year since the commencement of the Fund’s operations. The table compares the Fund’s performance to that of the Russell 1000. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BFA, BAL and their affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS BlackRock Russell 1000 Index Fund As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 13.02% (quarter ended March 31, 2012) and the lowest return for a quarter was –3.20% (quarter ended June 30, 2012). The year-to-date return for the quarter ended March 31, 2013 is 10.81%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Investor A, Institutional BlackRock Russell 1000 Index Fund	1 Year	Since Inception	Inception Date
Investor A	16.18%	5.83%	Mar. 31, 2011
Investor A Return After Taxes on Distributions	15.62%	5.43%
Investor A Return After Taxes on Distributions and Sale of Shares	11.07%	4.91%
Institutional	16.42%	6.09%	Mar. 31, 2011
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	16.42%	6.26%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.